Other Financial Data (Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Financial Data [Abstract]
Employee compensation	$ 650	$ 642
Customer advanced payments	402	380
Product warranty	$ 183	$ 187